VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 2.9%
ANZ Group Holdings Ltd.	12,690	$200,729
Brambles Ltd.	21,758	209,059
Westpac Banking Corp.	13,833	196,815
		606,603
Belgium: 1.9%
Anheuser-Busch InBev SA	6,903	391,173
Brazil: 2.1%
Ambev SA *	138,900	443,708
China: 4.5%
Baidu, Inc. (HKD) *	10,450	178,219
Tencent Holdings Ltd. (HKD)	9,200	390,061
Yum China Holdings, Inc. (USD)	6,568	371,092
		939,372
Denmark: 0.9%
Chr. Hansen Holding A/S	2,793	194,127
France: 6.4%
Airbus SE	3,065	443,062
Safran SA	2,829	443,251
Sanofi	4,046	435,495
		1,321,808
Germany: 1.8%
Bayer AG	3,261	180,480
GEA Group AG	4,681	195,939
		376,419
Japan: 3.8%
Harmonic Drive Systems, Inc. †	6,400	205,922
Japan Tobacco, Inc. †	9,400	205,574
Nabtesco Corp. †	17,100	377,313
		788,809
Netherlands: 2.1%
ASML Holding NV	589	427,140
Singapore: 1.0%
Singapore Exchange Ltd.	29,000	206,370
Sweden: 2.9%
Assa Abloy AB	8,688	208,525
Elekta AB †	52,494	405,508
		614,033
Switzerland: 4.0%
Barry Callebaut AG	201	388,521
Novartis AG	2,382	240,259
Roche Holding AG	644	196,811
		825,591
Taiwan: 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	203,206
United Kingdom: 9.0%
British American Tobacco Plc	11,796	392,344
Experian Plc	11,522	442,696
Imperial Brands Plc	18,011	399,088
London Stock Exchange Group Plc	3,994	425,547
	Number of Shares	Value
United Kingdom (continued)
Unilever Plc	3,941	$205,443
		1,865,118
United States: 55.8%
Agilent Technologies, Inc.	1,751	210,558
Allegion Plc	3,642	437,113
Alphabet, Inc. *	1,666	199,420
Berkshire Hathaway, Inc. *	605	206,305
Biogen, Inc. *	723	205,947
BlackRock, Inc.	610	421,594
Boeing Co. *	941	198,702
Comcast Corp.	5,026	208,830
Constellation Brands, Inc.	1,748	430,235
Corteva, Inc.	3,514	201,352
Ecolab, Inc.	2,410	449,923
Emerson Electric Co.	4,784	432,426
Equifax, Inc.	1,881	442,599
Etsy, Inc. *	2,331	197,226
Fortinet, Inc. *	3,278	247,784
Gilead Sciences, Inc.	5,206	401,226
Guidewire Software, Inc. *	2,819	214,470
Harley-Davidson, Inc.	5,778	203,443
Intercontinental Exchange, Inc.	1,872	211,686
Intuit, Inc.	500	229,095
John Wiley & Sons, Inc.	5,145	175,084
Kellogg Co.	6,104	411,410
Lam Research Corp.	382	245,573
MarketAxess Holdings, Inc.	752	196,588
Masco Corp.	3,795	217,757
Microchip Technology, Inc.	2,294	205,519
NIKE, Inc.	1,906	210,365
Philip Morris International, Inc.	2,041	199,242
Polaris, Inc.	3,516	425,190
Rockwell Automation, Inc.	678	223,367
Roper Technologies, Inc.	458	220,206
State Street Corp.	5,435	397,733
Teradyne, Inc.	3,791	422,052
The Bank of New York Mellon Corp.	9,213	410,163
Tradeweb Markets, Inc.	2,950	202,016
Tyler Technologies, Inc. *	526	219,063
US Bancorp	5,762	190,377
Veeva Systems, Inc. *	1,081	213,746
Walt Disney Co. *	2,206	196,952
Wells Fargo & Co.	9,911	423,002
Zimmer Biomet Holdings, Inc.	3,048	443,789
		11,599,128
Total Common Stocks (Cost: $19,073,479)		20,802,605

1

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $1,111)
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	1,111	$1,111
Total Investments: 100.1% (Cost: $19,074,590)		20,803,716
Liabilities in excess of other assets: (0.1)%		(18,500)
NET ASSETS: 100.0%		$20,785,216

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $939,673.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	21.6%	$4,477,729
Financials	17.7	3,688,925
Consumer Staples	16.7	3,466,739
Health Care	14.1	2,933,818
Information Technology	12.6	2,634,109
Consumer Discretionary	6.7	1,407,316
Communication Services	6.5	1,348,567
Materials	4.1	845,402
	100.0%	$20,802,605
2